Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Net income (loss) attributable to Telesat Corporation Shares	$(35,269)	$17,901	$(29,811)	$38,591
Effect of diluted securities	—	1,852	—	3,789
Diluted net income (loss) attributable to Telesat Corporation Shares	$(35,269)	$19,753	$(29,811)	$42,380

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Basic total weighted average number of Telesat Corporation Shares outstanding	14,797,243	14,046,257	14,592,627	13,888,334
Effect of diluted securities
Stock options	—	48,137	—	18,437
RSUs	—	1,173,594	—	1,194,740
DSUs	—	168,020	—	148,120
PSUs	—	623,096	—	563,924
Diluted total weighted average number of Telesat Corporation Shares outstanding	14,797,243	16,059,104	14,592,627	15,813,555